Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 538,257	$ 489,871	$ 458,308
Other comprehensive income (loss) - before reclassifications	8,999	15,119	(6,671)
Amount reclassified from accumulated other comprehensive income	(1,524)	(349)	(1,832)
Other comprehensive income (loss), net of tax	7,475	14,770	(7,157)
Balance	568,161	538,257	489,871
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	4,461	(10,309)	(1,806)
Other comprehensive income (loss), net of tax	7,475	14,770	(7,157)
Balance	11,936	4,461	(10,309)
Net Unrealized Holding Loss on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	286	(10,416)	(5,030)
Other comprehensive income (loss) - before reclassifications	7,755	10,702	(3,944)
Amount reclassified from accumulated other comprehensive income	(855)	0	0
Other comprehensive income (loss), net of tax	6,900	10,702	(3,944)
Balance	7,186	286	(10,416)
Net Unrealized Holding Loss on Securities Available for Sale, Net of Tax [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	286	(8,974)
Balance		286	(8,974)
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	4,840	423	3,054
Other comprehensive income (loss) - before reclassifications	1,244	4,417	(2,727)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	1,244	4,417	(2,727)
Balance	6,084	4,840	423
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	4,840	327
Balance		4,840	327
Net Change in Net Actuarial Loss (Gain) and Prior Service Cost (Credit) on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(665)	(316)	170
Other comprehensive income (loss) - before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	(669)	(349)	(486)
Other comprehensive income (loss), net of tax	(669)	(349)	(486)
Balance	$ (1,334)	(665)	(316)
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance		$ (1,346)	0
Other comprehensive income (loss) - before reclassifications			0
Amount reclassified from accumulated other comprehensive income			(1,346)
Other comprehensive income (loss), net of tax			0
Balance			$ (1,346)